Loan commitments and financial guarantees contracts - Schedule of Remaining Maturity Profile of the Bank's Outstanding Loan Commitments and Financial Guarantee Contracts (Details) - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 1,063,706	$ 779,374
Due within 1 year
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	901,716	693,650
From 1 year to 2 years
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	84,581	15,956
Over 2 to 5 years
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 77,409	$ 69,768